Expense Example, No Redemption - INCOME FUND OF AMERICA	Sep. 30, 2026 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 132
Expense Example, No Redemption, 3 Years	412
Expense Example, No Redemption, 5 Years	713
Expense Example, No Redemption, 10 Years	1,364
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	137
Expense Example, No Redemption, 3 Years	428
Expense Example, No Redemption, 5 Years	739
Expense Example, No Redemption, 10 Years	$ 1,127